Financial Instruments - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) day	Dec. 31, 2024 CAD ($) day	Jul. 15, 2025 CAD ($)	Jun. 25, 2025 CAD ($)	Oct. 29, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of credit risk exposure	$ 2,873.7	$ 2,702.7
Number of internal target days of revenue in trade receivables | day	55	61
Adjustments in net income resulting from 5% changes in interest rate	$ 3.2	$ 2.8
Additional revolving credit facilities amount					$ 600.0
Adjustments in net income resulting from 1% changes in interest rate	3.4	5.3
Revolving credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	1,200.0
Unused capacity of credit facility	1,164.1	539.8
Unsecured bilateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	100.0		$ 100.0	$ 100.0
Credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused capacity of credit facility	1,325.4	563.2
Cash flow hedges | RSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain on interest rate swap	5.1	2.4
Gains on cash flow hedges, net of tax	3.8	1.8
Gain on reclassification adjustments on cash flow hedges, before tax	$ 7.0	5.5
Total return swap on share-based compensation units | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	31.7
Swap contract | PSUs and DSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross carrying amount	$ 7.0	8.2
Gain on change in fair value of derivatives	9.2	1.1
Swap contract | Cash flow hedges | RSUs | Financial assets at fair value through other comprehensive income, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 6.1	$ 10.7